Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

GreenTree Hospitality Group Ltd. (the “Company”) was incorporated in the Cayman Islands on October 18, 2017. Alex S. Xu is the founder, Chief Executive Officer (“CEO”) and controlling shareholder of the Company. The Company and its subsidiaries are hereinafter referred to as the “Group.”

On August 15, 2024, the Company announced that its board of directors approved the payment of a cash dividend of USD 0.10 per ordinary share, and the total amount of cash distributed for the dividend was USD 10,154,352 (equivalent to RMB 70,176,000), which was paid in October 2024.

On September 30, 2025, the Company announced that its board of directors approved the payment of a cash dividend of USD 0.06 per ordinary share, and the total amount of cash distributed for the dividend was USD 6,053,864 (equivalent to RMB 43,022,395), which was paid in November 2025.

During the years ended December 31, 2023, 2024 and 2025, the Company repurchased 635,434, 19,030 and 420 Class A ordinary shares from the open market, with cash consideration of RMB 19,706,775, RMB 365,284 and RMB 5,327 (USD 762), respectively.

The principal business activities of the Group are to develop leased-and-operated and franchised-and-managed economy hotels and restaurants under the “GreenTree”, “Da Niang” and “Lu Gang” (or “Bellagio”) brands in the People’s Republic of China (“PRC”). The Group’s major direct and indirect invested subsidiaries consist of the following as of December 31, 2025:

Major subsidiaries	Percentage of Ownership	Date of Incorporation, Merger or Acquisition	Place of Incorporation	Major Operation

GreenTree Inns Hotel (Shanghai) Management, Inc.	100%	November 30, 2004	PRC	Hotel management
GreenTree Inns Hotel (China) Management, Inc.	100%	June 30, 2005	PRC	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.	100%	February 16, 2009	PRC	Hotel management
GreenTree Suites Management Corp (“GreenTree Suites”)	100%	June 30, 2009	Cayman Islands	Investment holding
Pacific Hotel Investment, Inc.(“PHI”)	100%	June 30, 2009	Samoa	Investment holding
GreenTree Inns Hotel Management Group, Inc. (“GreenTree Samoa”)	100%	October 28, 2010	Samoa	Investment holding
GreenTree Hotels (Hong Kong), Limited.	100%	February 17, 2011	Hong Kong	Investment holding
Shanghai Evergreen Technology Co., Ltd. (“Shanghai Evergreen”)	100%	October 20, 2011	PRC	Information technology services
Shanghai Jingjia Hotel Co., Ltd.	100%	February 15, 2017	PRC	Hotel management
Shanghai Sipei Technology Co., Ltd. (“Shanghai Sipei”)	100%	October 20, 2011	PRC	Information technology services
Da Niang Dumpling Catering Group Co., Ltd.	100%	April 30, 2017	PRC	Restaurant management
Huge Cyber Ltd.	84%	August 21, 2020	Hong Kong	Restaurant management
Bellagio (Shanghai) Catering Management Co., Ltd.	84%	August 21, 2020	PRC	Restaurant management
Bellagio (Beijing) Catering Management Co., Ltd.	84%	August 21, 2020	PRC	Restaurant management

Leased-and-operated hotels

The Group owns hotel properties or leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the “GreenTree” brand, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease, most initial terms of which ranges from 5 to 20 years.

Leased-and-operated restaurants

The Group leases properties from property owners and is responsible for restaurant operations and management. The Group offers uniform products in the restaurants in order to conform to the standards of the brands of Da Niang and Bellagio.

Franchised-and-managed hotels

The Group enters into franchise arrangements with property owners or franchisees who lease hotel properties from property owners for which the Group is not responsible for employee recruitment and compensation, except for the general manager of most franchised-and-managed hotels. Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and recurring franchise management fees equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is usually 5 to 20 years and is renewable only upon a mutual agreement between the Group and the franchisee.

Franchised-and-managed restaurants

Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and recurring franchise management fees equal to a certain percentage of the revenues of the restaurant. The franchisee is responsible for the costs of restaurant decoration and improvement, as well as the costs of its operations.

Wholesales

Revenues from wholesales are primarily derived from agreements signed with supermarkets, distributors and restaurant franchisees for sales of prepared meals and frozen foods manufactured by the Group.